Significant Accounting Policies (Details) - Schedule of depreciation is calculated by using the straight-line method over the estimated useful lives	Dec. 31, 2022
Schedule Of Depreciation Is Calculated By Using The Straight Line Method Over The Estimated Useful Lives Abstract
Customer relationship	8.80%
Non-competition	4.00%